Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	$ (4,638)	$ (4,073)
Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4,541)	(3,966)
Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(97)	(107)
Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	179	165
Current financial assets	303	309
Financial assets at fair value and amortized cost or cost	482	474
Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	119	110
Current financial assets	102	97
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	38	35
Current financial assets	25	28
Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	99	105
Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	22	20
Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	77	79
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	426	372
Current financial assets	540	939
Financial assets at fair value and amortized cost or cost	966	1,311
Financial liabilities at fair value and amortized cost	(4,746)	(4,192)
Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(98)	(112)
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(10)	(7)
Recurring fair value measurement | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4,541)	(3,966)
Recurring fair value measurement | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(97)	(107)
Recurring fair value measurement | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		3
Recurring fair value measurement | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	139	155
Recurring fair value measurement | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	229	624
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	8	3
Recurring fair value measurement | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	88	46
Recurring fair value measurement | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	20	6
Recurring fair value measurement | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	119	110
Current financial assets	102	97
Recurring fair value measurement | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	38	35
Current financial assets	25	28
Recurring fair value measurement | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	99	105
Recurring fair value measurement | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	22	20
Recurring fair value measurement | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	77	79
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	139	155
Current financial assets	229	627
Financial assets at fair value and amortized cost or cost	368	782
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		3
Recurring fair value measurement | Level 1 | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	139	155
Recurring fair value measurement | Level 1 | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	229	624
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	8	3
Financial assets at fair value and amortized cost or cost	8	3
Financial liabilities at fair value and amortized cost	(10)	(7)
Recurring fair value measurement | Level 2 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(10)	(7)
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		0
Recurring fair value measurement | Level 2 | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	8	3
Recurring fair value measurement | Level 2 | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	108	52
Current financial assets	0	0
Financial assets at fair value and amortized cost or cost	108	52
Financial liabilities at fair value and amortized cost	(98)	112
Recurring fair value measurement | Level 3 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	98	112
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Non-current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Current financial debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets		0
Recurring fair value measurement | Level 3 | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	88	46
Recurring fair value measurement | Level 3 | Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	20	6
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	$ 0	$ 0